THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON GROWTH FUND

HUNTINGTON INCOME EQUITY FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON MACRO 100 FUND

HUNTINGTON MID CORP AMERICA FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED SEPTEMBER 27, 2012 TO THE HUNTINGTON FUNDS

RETAIL PROSPECTUS DATED APRIL 30, 2012, AS AMENDED,

(CLASS A SHARES AND TRUST SHARES)

EFFECTIVE AS OF SEPTEMBER 28, 2012, PLEASE REPLACE THE FEES AND

EXPENSES TABLE IN THE HUNTINGTON DIVIDEND CAPTURE FUND’S

PROSPECTUS ON PAGE 23 WITH THE FOLLOWING:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information – Sales Charge Reduction/Waivers (Class A Shares)” at page 78 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Trust Shares	Class A Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Other Expenses (including shareholder services fee)	0.61%	0.61%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.38%	1.63%
Fee Waivers and/or Expense Reimbursements(1)	(0.48)%	(0.48)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	1.15%

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of the Trust Shares and Class A Shares daily net assets, respectively, through April 30, 2015. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2015, this arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Trust Shares	$94	$344	$665	$1,575
Class A Shares	$589	$877	$1,234	$2,240

EFFECTIVE AS OF SEPTEMBER 28, 2012, PLEASE REPLACE THE SECTION

TITLED, “ADVISORY SERVICES” ON PAGES 222 THROUGH 224 WITH THE

FOLLOWING:

Advisory Services

The Trust pays the Advisor management fees as a percentage of average daily net assets (“ADNA”) for its services as investment advisor as follows:

Fund	Tiered	Annual Rate
Growth Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

Income Equity Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

Fixed Income Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Short/Intermediate Fixed Income Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Ohio Municipal Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Ohio Tax-Free Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Mortgage Securities Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Tax-Free Money Market Fund	Up to $500 million	0.30%
	On the next $500 million to $1 billion	0.25%
	On excess of $1 billion	0.20%

Intermediate Government Income Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Dividend Capture Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Global Select Markets Fund	Up to $500 million	1.00%
	On the next $500 million to $1 billion	0.95%
	On excess of $1 billion	0.90%

International Equity Fund	Up to $500 million	1.00%
	On the next $500 million to $1 billion	0.95%
	On excess of $1 billion	0.90%

Mid Corp America Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Real Strategies Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Rotating Markets Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Situs Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Macro 100 Fund	Up to $500 million	0.75%
	On the next $500 million to $1 billion	0.70%
	On excess of $1 billion	0.65%

Disciplined Equity Fund	Up to $500 million	0.60%
	On the next $500 million to $1 billion	0.55%
	On excess of $1 billion	0.50%

The U.S. Treasury Money Market Fund pays the Advisor management fees of 0.20% of its ADNA.

The Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund (“Money Market Funds”) are subject to a fee waiver and expense reimbursement agreement with the Advisor whereby the Advisor has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% (0.00% for the U.S. Treasury Money Market Fund) and in which the Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Advisor for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below 0.01% (0.00% for the U.S. Treasury Money Market Fund)

The Advisor has agreed to contractually waive all or a portion of its management fee for the Disciplined Equity Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of broker- age costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.20% and 1.45% of Trust Shares and Class A Shares, respectively, through April 30, 2013. Amounts waived or reimbursed for the Disciplined Equity Fund in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement.

The Advisor has agreed to contractually waive all or a portion of its management fee for the Dividend Capture Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 0.90% and 1.15% of Trust Shares and Class A Shares, respectively, through April 30, 2015.

The Global Select Markets Fund pays the Advisor management fees of 1.00% up to $500 million of its ADNA; 0.95% of the next $500 million to $1 billion of its ADNA; and 0.90% in excess of $1 billion of its ADNA. The Advisor has agreed to contractually waive all or a portion of its management fee for the Global Select Markets Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% and 2.15% of Trust Shares and Class A Shares, respectively, through April 30, 2013. Amounts waived or reimbursed for the Global Select Markets Fund in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement.

Each Asset Allocation Fund pays the Advisor management fees of 0.10% of its ADNA. The Advisor has contractually agreed to waive all or a portion of its investment advisory fee and/or reimburse certain operating expenses of each Asset Allocation Fund to the extent necessary in order to limit each Asset Allocation Fund’s Class A Shares total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.90% of each Asset Allocation Fund’s daily net assets through April 30, 2013. While the Advisor does not anticipate terminating this arrangement prior to April 30, 2013, this arrangement may only be terminated prior to this date with the agreement of each Asset Allocation Fund’s Board of Trustees. Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement to the extent that recoupment will not cause each Asset Allocation Fund’s Class A Shares total annual fund operating expenses (exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to exceed 1.90% of each Asset Allocation Fund’s daily net assets.